                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                           SAFECO SEPARATE ACCOUNT C

                                     ------

                               [SAFECO LIFE LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
                           SAFECO Separate Account C
                            As of December 31, 1997

                                                                      SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                                                                                         SAFECO
(In Thousands, Except Per-Share and          SAFECO      SAFECO      SAFECO      SAFECO      SAFECO       SMALL
Per-Unit Amounts)                            EQUITY      GROWTH          NW        BOND        MMKT     COMPANY
---------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in underlying Portfolios:
     Investments, at cost                 $  85,739   $  77,523   $   6,459   $   3,171   $   7,238   $   3,271
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
       SHARES OWNED                           3,626       3,605         452         285       7,238         255
       NET ASSET VALUE PER SHARE          $   25.18   $   23.35   $   15.20   $   11.04   $    1.00   $   12.33
                                          ---------   ---------   ---------   ---------   ---------   ---------
     Investments, at value                   91,291      84,172       6,871       3,143       7,238       3,139
     Cash                                        12           4          --           3           1          --
                                          ---------   ---------   ---------   ---------   ---------   ---------
       Total assets                          91,303      84,176       6,871       3,146       7,239       3,139
LIABILITIES:
   Mortality and expense risk charge
     payable                                    100          91           7           3           8           3
   Other                                         24          16           1           4           2          --
                                          ---------   ---------   ---------   ---------   ---------   ---------
       Total liabilities                        124         107           8           7          10           3
                                          ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS                                $  91,179   $  84,069   $   6,863   $   3,139   $   7,229   $   3,136
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNITS OUTSTANDING                1,868       2,189         446         164         469         246
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNIT VALUE*
   (Net assets divided by accumulation
     units oustanding)                    $  48.808   $  38.410   $  15.388   $  19.130   $  15.413   $  12.731
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
---------------------------------------------------------------------------------------------------------------

* The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            WANGER
                                                                  LEX       LEX               FED               US
                                          SCUDDER  SCUDDER    NATURAL  EMERGING      FED     HIGH      FED   SMALL       AMC     AMC
                                            INT'L  BALANCED RESOURCES   MARKETS  UTILITY   INCOME    INT'L     CAP  BALANCED   INT'L
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in underlying Portfolios:
     Investments, at cost                 $ 7,667  $11,357  $   4,468  $  2,009  $ 3,412  $ 3,549  $ 1,481  $1,658  $  3,108  $3,308
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
       SHARES OWNED                           592      996        306       188      279      337      125      87       383     482
       NET ASSET VALUE PER SHARE          $ 14.11  $ 13.30  $   14.91  $   8.91  $ 14.29  $ 10.95  $ 12.27  $21.46  $   8.24  $ 6.84
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
     Investments, at value                  8,348   13,245      4,560     1,672    3,987    3,686    1,530   1,876     3,159   3,297
     Cash                                       8        4         --         1        1        1       --      --        --      --
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
       Total assets                         8,356   13,249      4,560     1,673    3,988    3,687    1,530   1,876     3,159   3,297
LIABILITIES:
   Mortality and expense risk charge
     payable                                   10       15          5         2        4        4        2       2         3       3
   Other                                        9        6          1         1        2        1       --       1         1       1
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
       Total liabilities                       19       21          6         3        6        5        2       3         4       4
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
NET ASSETS                                $ 8,337  $13,228  $   4,554  $  1,670  $ 3,982  $ 3,682  $ 1,528  $1,873  $  3,155  $3,293
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
ACCUMULATION UNITS OUTSTANDING                595      784        305       193      263      301      127      88       350     468
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
ACCUMULATION UNIT VALUE*
   (Net assets divided by accumulation
     units oustanding)                    $14.008  $16.872  $  14.952  $  8.670  $15.135  $12.236  $12.003  $21.391 $  9.008  $7.039
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
                                          -------  -------  ---------  --------  -------  -------  -------  ------  --------  ------
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                           SAFECO Separate Account C
                        Year or Period Ended December 31

                                                                      SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                                         SAFECO                  SAFECO                  SAFECO
                                                         EQUITY                  GROWTH                      NW
                                          ---------------------   ---------------------   ---------------------
(In Thousands)                                 1997        1996        1997        1996        1997        1996
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $   6,624   $   3,918   $  13,547   $   2,724   $     293   $      12
   Mortality and expense risk charge           (828)       (340)       (703)       (259)        (44)        (15)
   Administrative charge                        (99)        (41)        (84)        (31)         (6)         (2)
   Net realized gain (loss) on
     investments                              3,277         504       4,618         667         145          34
   Net change in unrealized appreciation      3,511       1,849       3,447       2,587         328          87
                                          ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                12,485       5,890      20,825       5,688         716         116
UNIT TRANSACTIONS:
   Purchases                                 48,326      24,683      40,706      19,902       4,909       1,230
   Redemptions                              (11,449)     (2,869)    (10,978)     (1,975)       (508)       (226)
                                          ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS                        36,877      21,814      29,728      17,927       4,401       1,004
                                          ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET ASSETS                   49,362      27,704      50,553      23,615       5,117       1,120
NET ASSETS AT BEGINNING OF YEAR              41,817      14,113      33,516       9,901       1,746         626
                                          ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR                 $  91,179   $  41,817   $  84,069   $  33,516   $   6,863   $   1,746
                                          ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------
---------------------------------------------------------------------------------------------------------------

* For the period from May 1, 1997 (inception date) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       SUB-ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                             SAFECO
                                                         SAFECO                  SAFECO       SMALL                 SCUDDER
                                                           BOND                    MMKT     COMPANY                   INT'L
---------------------------------------------------------------   ---------------------   ---------   ---------------------
                                               1997        1996        1997        1996       1997*        1997        1996
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     165   $     111   $     337   $     116   $     124   $     188   $      93
   Mortality and expense risk charge            (30)        (20)        (85)        (30)         (6)       (111)        (65)
   Administrative charge                         (3)         (3)        (10)         (4)         (1)        (14)         (8)
   Net realized gain (loss) on
     investments                                 (1)        (19)         --          --          10         681          64
   Net change in unrealized appreciation         37         (70)         --          --        (131)        (90)        561
                                          ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                   168          (1)        242          82          (4)        654         645
UNIT TRANSACTIONS:
   Purchases                                  1,936       2,212      60,841      30,613       3,255       2,839       3,744
   Redemptions                                 (987)       (830)    (57,598)    (28,361)       (115)     (2,257)       (486)
                                          ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS                           949       1,382       3,243       2,252       3,140         582       3,258
                                          ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET ASSETS                    1,117       1,381       3,485       2,334       3,136       1,236       3,903
NET ASSETS AT BEGINNING OF YEAR               2,022         641       3,744       1,410          --       7,101       3,198
                                          ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR                 $   3,139   $   2,022   $   7,229   $   3,744   $   3,136   $   8,337   $   7,101
                                          ---------   ---------   ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------   ---------   ---------
---------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        Year or Period Ended December 31

                                                                      SUB-ACCOUNTS
                                          ---------------------------------------------------------------------
                                                                                    LEX                     LEX
                                                        SCUDDER                 NATURAL                EMERGING
                                                       BALANCED               RESOURCES                 MARKETS
                                          ---------------------   ---------------------   ---------------------
(In Thousands)                                 1997        1996        1997       1996#        1997       1996#
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     862   $     213   $     109   $       3   $       1   $      --
   Mortality and expense risk charge           (148)        (73)        (39)         (5)        (20)         (4)
   Administrative charge                        (18)         (8)         (5)         --          (3)         (1)
   Net realized gain (loss) on
     investments                                286         137          88           8          11          (6)
   Net change in unrealized appreciation      1,416         325          10          82        (328)         (9)
                                          ---------   ---------   ---------   ---------   ---------         ---
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                 2,398         594         163          88        (339)        (20)
UNIT TRANSACTIONS:
   Purchases                                  4,018       7,394       3,782       1,019       1,625         975
   Redemptions                               (2,280)       (578)       (432)        (66)       (475)        (96)
                                          ---------   ---------   ---------   ---------   ---------         ---
NET UNIT TRANSACTIONS                         1,738       6,816       3,350         953       1,150         879
                                          ---------   ---------   ---------   ---------   ---------         ---
TOTAL CHANGE IN NET ASSETS                    4,136       7,410       3,513       1,041         811         859
NET ASSETS AT BEGINNING OF YEAR               9,092       1,682       1,041          --         859          --
                                          ---------   ---------   ---------   ---------   ---------         ---
NET ASSETS AT END OF YEAR                 $  13,228   $   9,092   $   4,554   $   1,041   $   1,670   $     859
                                          ---------   ---------   ---------   ---------   ---------         ---
                                          ---------   ---------   ---------   ---------   ---------         ---
---------------------------------------------------------------------------------------------------------------

# For the period from January 25, 1996 (inception date) to December 31, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         SUB-ACCOUNTS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                FED
                                                          FED                  HIGH                   FED             WANGER US
                                                      UTILITY                INCOME                 INT'L             SMALL CAP
-------------------------------------------------------------   -------------------   -------------------   -------------------
                                              1997      1996#       1997      1996#       1997      1996#       1997      1996#
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     69   $     15   $     70   $     13   $      1   $     --   $     18   $     --
   Mortality and expense risk charge           (27)        (4)       (21)        (2)       (11)        (2)       (16)        (2)
   Administrative charge                        (3)        (1)        (3)        --         (2)        --         (2)        --
   Net realized gain (loss) on
     investments                                37          4         25         --         19          1        105          3
   Net change in unrealized appreciation       526         48        124         14         39         10        183         34
                                          --------   --------   --------        ---   --------        ---   --------        ---
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                  602         62        195         25         46          9        288         35
UNIT TRANSACTIONS:
   Purchases                                 2,657      1,117      3,272        421      1,279        380      1,687        512
   Redemptions                                (287)      (169)      (228)        (3)      (174)       (12)      (523)      (126)
                                          --------   --------   --------        ---   --------        ---   --------        ---
NET UNIT TRANSACTIONS                        2,370        948      3,044        418      1,105        368      1,164        386
                                          --------   --------   --------        ---   --------        ---   --------        ---
TOTAL CHANGE IN NET ASSETS                   2,972      1,010      3,239        443      1,151        377      1,452        421
NET ASSETS AT BEGINNING OF YEAR              1,010         --        443         --        377         --        421         --
                                          --------   --------   --------        ---   --------        ---   --------        ---
NET ASSETS AT END OF YEAR                 $  3,982   $  1,010   $  3,682   $    443   $  1,528   $    377   $  1,873   $    421
                                          --------   --------   --------        ---   --------        ---   --------        ---
                                          --------   --------   --------        ---   --------        ---   --------        ---
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        Year or Period Ended December 31

                                                        SUB-ACCOUNTS
                                          -----------------------------------------
                                                          AMC                   AMC
                                                     BALANCED                 INT'L
                                          -------------------   -------------------
(In Thousands)                                1997      1996#       1997      1996#
-----------------------------------------------------------------------------------
OPERATIONS:
   Dividend income                        $     14   $      2   $      8   $      1
   Mortality and expense risk charge           (12)        (1)       (13)        (1)
   Administrative charge                        (1)        --         (2)        --
   Net realized gain (loss) on
     investments                                15         --         34          3
   Net change in unrealized appreciation        42          8        (20)         9
                                          --------        ---   --------        ---
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                                   58          9          7         12
UNIT TRANSACTIONS:
   Purchases                                 3,004        196      3,285        215
   Redemptions                                 (92)       (20)      (146)       (80)
                                          --------        ---   --------        ---
NET UNIT TRANSACTIONS                        2,912        176      3,139        135
                                          --------        ---   --------        ---
TOTAL CHANGE IN NET ASSETS                   2,970        185      3,146        147
NET ASSETS AT BEGINNING OF YEAR                185         --        147         --
                                          --------        ---   --------        ---
NET ASSETS AT END OF YEAR                 $  3,155   $    185   $  3,293   $    147
                                          --------        ---   --------        ---
                                          --------        ---   --------        ---
-----------------------------------------------------------------------------------

# For the period from January 25, 1996 (inception date) to December 31, 1996

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION
   SAFECO Separate Account C (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO variable annuity products.

SUB-ACCOUNTS                                                UNDERLYING PORTFOLIOS
--------------------------------------------------------------------------------------------------------------------------
                                                                SAFECO  Resource Series Trust
SAFECO Resource Equity (SAFECO Equity)                                  Equity Portfolio
SAFECO Resource Growth (SAFECO Growth)                                  Growth Portfolio
SAFECO Resource Northwest (SAFECO NW)                                   Northwest Portfolio
SAFECO Resource Bond (SAFECO Bond)                                      Bond Portfolio
SAFECO Resource Money Market (SAFECO MMKT)                              Money Market Portfolio
SAFECO Resource Small Company Stock (SAFECO Small Company)              Small Company Stock Portfolio

                                                               Scudder  Variable Life Investment Fund
Scudder International (SCUDDER Int'l)                                   International Portfolio
Scudder Balanced                                                        Balanced Portfolio

                                                             Lexington  Natural Resources Trust
Lexington Natural Resources (LEX Natural Resources)                     Natural Resources Portfolio

                                                             Lexington  Emerging Markets Fund, Inc.
Lexington Emerging Markets (LEX Emerging Markets)                       Emerging Markets Portfolio

                                                             Federated  Insurance Series
Federated Utility (FED Utility)                                         Utility Fund II
Federated High Income Bond (FED High Income)                            High Income Bond Fund II
Federated International Equity (FED Int'l)                              International Equity Fund II

                                                                Wanger  Advisors Trust
Wanger US Small Cap                                                     US Small Cap Portfolio

                                                              American  Century Variable Portfolios, Inc.
American Century Balanced (AMC Balanced)                                VP Balanced Portfolio
American Century International (AMC Int'l)                              VP International Portfolio

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.
   SECURITY VALUATION. Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio. Security transactions are recorded on the trade date. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method.
   DISTRIBUTIONS. Investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.
   FEDERAL INCOME TAX. Operations of the Separate Account are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.  EXPENSES
   SAFECO assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. SAFECO deducts a daily charge from the assets of the Separate Account related to these costs. This charge is, on an annual basis, equal to a rate of 1.40% (1.25% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Separate Account.
   There may be fees deducted by SAFECO from a contractholder's account and not directly from the Separate Account. These fees may vary by product.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  INVESTMENT TRANSACTIONS
   Purchase and sales activity in underlying portfolio shares for the year ended December 31, 1997 was as follows:

(In Thousands)
SUB-ACCOUNT                                                        PURCHASES      SALES
---------------------------------------------------------------------------------------
SAFECO Equity                                                      $  55,899  $  13,264
SAFECO Growth                                                         55,436     12,883
SAFECO NW                                                              5,319        669
SAFECO Bond                                                            2,273      1,187
SAFECO MMKT                                                           62,648     59,158
SAFECO Small Company                                                   3,430*       169*
SCUDDER Int'l                                                          3,527      2,879
SCUDDER Balanced                                                       5,077      2,637
LEX Natural Resources                                                  3,961        541
LEX Emerging Markets                                                   1,698        568
FED Utility                                                            2,765        353
FED High Income                                                        3,458        364
FED Int'l                                                              1,306        211
WANGER US Small Cap                                                    1,727        560
AMC Balanced                                                           3,030        114
AMC Int'l                                                              3,367        231
---------------------------------------------------------------------------------------

* For the period from May 1, 1997 (inception date) to December 31, 1997.

5.  HISTORICAL ACCUMULATION UNIT VALUES

                                                    DECEMBER 31                  FEBRUARY 11
                                     ------------------------------------------  ------------
SUB-ACCOUNT                               1997       1996       1995       1994         1994@
---------------------------------------------------------------------------------------------
SAFECO Equity                        $  48.808  $  39.633  $  32.209  $  25.373     $  24.528
SAFECO Growth                           38.410     26.928     20.668     14.864        13.910
SAFECO NW                               15.388     11.905     10.737     10.134        10.073
SAFECO Bond                             19.130     17.915     18.045     15.521        16.217
SAFECO MMKT                             15.413     14.874     14.370     13.811        13.526
SAFECO Small Company*                   12.731         --         --         --            --
SCUDDER Int'l                           14.008     13.022     11.504     10.498        10.948
SCUDDER Balanced                        16.872     13.771     12.481      9.988        10.435
LEX Natural Resources**                 14.952     14.148         --         --            --
LEX Emerging Markets**                   8.670      9.946         --         --            --
FED Utility**                           15.135     12.117         --         --            --
FED High Income**                       12.236     10.899         --         --            --
FED Int'l**                             12.003     11.056         --         --            --
WANGER US Small Cap**                   21.391     16.754         --         --            --
AMC Balanced**                           9.008      7.887         --         --            --
AMC Int'l**                              7.039      6.016         --         --            --
---------------------------------------------------------------------------------------------

 @ Inception date.
 * Unit Value on the inception date (May 1, 1997) was $10.000.
** Unit value on the inception date (January 25, 1996) was $11.330, $10.350,
   $11.110, $9.870, $10.220, $11.650, $7.020, and $5.330, for the LEX Natural
   Resources, LEX Emerging Markets, FED Utility, FED High Income, FED Int'l, WANGER US Small Cap, AMC Balanced, and AMC Int'l Sub-accounts respectively.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
Participants of SAFECO Separate Account C

   We have audited the accompanying statement of assets and liabilities of SAFECO Separate Account C (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, SAFECO Resource Small Company Stock, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Federated International Equity, Wanger US Small Cap, American Century Balanced, and American Century International Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets, and the historical accumulation unit values for each of the periods indicated therein. These financial statements and historical accumulation unit values are the responsibility of the SAFECO Separate Account C's management. Our responsibility is to express an opinion on these financial statements and historical accumulation unit values based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and historical accumulation unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned as of December 31, 1997, by correspondence with the underlying portfolio of each Sub-Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and historical accumulation unit values referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting SAFECO Separate Account C at December 31, 1997, the results of their operations, the changes in their net assets, and the historical accumulation unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                 /s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

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